UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
October 17, 2016
__________________________________
EARNEST OPERATIONS LLC[1] (Exact name of securitizer as specified in its charter)

025-02511 (Commission File Number of securitizer)	0001658153 (Central Index Key Number of securitizer)

Louis Beryl, Chief Executive Officer of Earnest Inc., (888) 601-2801 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Earnest Operations LLC, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Earnest Student Loan Program 2016-D LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 13, 2016, obtained by the sponsor, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EARNEST OPERATIONS LLC

By:  EARNEST INC., its Manager

By:   /s/ Benjamin Hutchinson
Name:  Benjamin Hutchinson
Title:   Chief Operating Officer

October 17, 2016

EARNEST OPERATIONS LLC
Exhibit Index to Current Report on Form ABS-15G
Dated October 17, 2016

Exhibit
Number

(99.1)	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 13, 2016